Asset Disposal (Details) - Schedule of Net Assets Acquired	Dec. 31, 2022 USD ($)
Asset Acquisition, Contingent Consideration [Line Items]
Net assets acquired	$ 449,000
Technology [Member]
Asset Acquisition, Contingent Consideration [Line Items]
Net assets acquired	436,000
Trade names and trademarks [Member]
Asset Acquisition, Contingent Consideration [Line Items]
Net assets acquired	$ 13,000